UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment            [ ] Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


/s/ Francis S.M. Chou             Toronto, ON               February 14, 2013
------------------------   -------------------------   -------------------------
     (Signature)                 (City, State)                  (Date)

Report Type ( Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          31
Form 13F Information Table Value Total:     382,388
                                          (thousands)

List of Other Included Managers:

                           FORM 13F INFORMATION TABLE

             COLUMN 1         COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
                                                         VALUE       SHRS OR   SH/  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
          NAME OF ISSUER       TITLE           CUSIP    x$1000)      PRN AMT   PRN  CALL DISCRETION MANAGERS     SOLE  SHARED NONE
BANK OF AMERICA CORPORATION  W EXP 01/16/201  060505146   4,561       836,825  SH            SOLE                836,825  0     0
BERKSHIRE HATHAWAY INC DEL   CL A             084670108  40,218           300  SH            SOLE                    300  0     0
BP PLC                       SPONSORED ADR    055622104     416        10,000  SH            SOLE                 10,000  0     0
CHINA YUCHAI INTL LTD        COM              G21082105     403        25,537  SH            SOLE                 25,537  0     0
CHUNGHWA TELECOM CO LTD      SPON ADR NEW11   17133Q502   4,272       132,088  SH            SOLE                132,088  0     0
CITIGROUP INC                COM NEW          172967424  16,220       410,000  SH            SOLE                410,000  0     0
COMPUCREDIT HLDGS CORP       NOTE 5.875%11/3  20478NAD2   5,260    13,150,000  PRN           SOLE             13,150,000  0     0
DELL INC                     COM              24702R101  25,325     2,500,000  SH            SOLE              2,500,000  0     0
GOLDMAN SACHS GROUP INC      COM              38141G104  21,047       165,000  SH            SOLE                165,000  0     0
JPMORGAN CHASE & CO          W EXP 10/28/201  46634E114  13,358     1,126,347  SH            SOLE              1,126,347  0     0
LEVEL 3 COMMUNICATIONS INC   NOTE 15.000% 1/1 52729NBM1  30,553    30,250,000  PRN           SOLE             30,250,000  0     0
LEVEL 3 COMMUNICATIONS INC   NOTE 6.500%10/0  52729NBR0   2,074     1,470,000  PRN           SOLE              1,470,000  0     0
MANNKIND CORP                NOTE 3.750%12/1  56400PAA0   6,275     8,900,000  PRN           SOLE              8,900,000  0     0
MBIA INC                     COM              55262C100   8,484     1,080,797  SH            SOLE              1,080,797  0     0
MEDIA GEN INC                CL A             584404107     938       218,132  SH            SOLE                218,132  0     0
NOKIA CORP                   SPONSORED ADR    654902204  19,750     5,000,000  SH            SOLE              5,000,000  0     0
ORCHARD SUPPLY HARDWARE STOR CL A             685691404     162        21,845  SH            SOLE                 21,845  0     0
OVERSTOCK COM INC DEL        COM              690370101  33,059     2,310,209  SH            SOLE              2,310,209  0     0
PRIMUS TELECOMMUNICATIONS GR COM              741929301   4,903       451,022  SH            SOLE                451,022  0     0
RADIOSHACK CORP              COM              750438103   2,743     1,294,071  SH            SOLE              1,294,071  0     0
RESEARCH IN MOTION LTD       COM              760975102   2,374       200,000  SH            SOLE                200,000  0     0
RESOLUTE FST PRODS INC       COM              76117W109  38,058     2,874,496  SH            SOLE              2,874,496  0     0
RYANAIR HLDGS PLC            SPONSORED ADR    783513104     926        27,000  SH            SOLE                 27,000  0     0
SANOFI                       SPONSORED ADR    80105N105  19,426       410,000  SH            SOLE                410,000  0     0
SEARS HLDGS CORP             COM              812350106  28,278       683,700  SH            SOLE                683,700  0     0
SPRINT NEXTEL CORP           COM SER 1        852061100  12,039     2,123,200  SH            SOLE              2,123,200  0     0
SYMETRA FINL CORP            COM              87151Q106   1,610       124,000  SH            SOLE                124,000  0     0
UTSTARCOM HOLDINGS CORP      USD ORD SHS      G9310A106     585       562,779  SH            SOLE                562,779  0     0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209     252        10,000  SH            SOLE                 10,000  0     0
WATSON PHARMACEUTICALS INC   COM              942683103  28,844       335,400  SH            SOLE                335,400  0     0
WELLS FARGO & CO NEW         W EXP 10/28/201  949746119   9,975       997,500  SH            SOLE                997,500  0     0